RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
	December 31,
	2018	2017

Trade payables and accrued expenses	$133	$78

Related parties' expenses:

	Year ended December 31,
	2018	2017	2016
Amounts charged to:
Research and development expenses	$314	$447	$284